NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED MARCH 16, 2012

TO THE PROSPECTUS DATED

OCTOBER 31, 2011

Joann Barry and F. Rowe Michels have been named portfolio managers of the fund, effective April 1, 2012.

Joann Barry, CFA, is a Managing Director, a portfolio manager and a media and paper/forest products analyst at Tradewinds Global Investors, LLC (“Tradewinds”). She joined Tradewinds in 2009 after spending ten years at Deutsche Bank, most recently as managing director/head of the North American Consumer Discretionary team. Before that she was a senior equity analyst at Monetta Financial Services and a portfolio manager and equity analyst at Farmers Insurance Group. Ms. Barry began her career as an investment analyst at Metropolitan Life Insurance Company.

F. Rowe Michels, CFA, is a Managing Director, a portfolio manager and is the Director of Research at Tradewinds. He joined Tradewinds in 2009 after serving as director of research for Wexford Capital’s hedge funds. Before that time, Mr. Michels spent 10 years at Bear Stearns, beginning his tenure as an emerging markets utilities analyst, two years later taking on the additional responsibility of serving as the director of Latin American research, and two years after that, becoming the director of emerging markets research. Prior to Bear Stearns he was director of research and an emerging markets utilities analyst at Caspian Securities. Before joining Caspian, Mr. Michels was an equity analyst at D.A. Campbell Co. and a management consultant at Kurt Salmon Associates. Mr. Michels began his career at Morgan Stanley as an associate in the U.S. Equities Division.

Effective April 1, 2012, David Iben will no longer serve as portfolio manager of the fund. Mr. Iben will depart from Tradewinds in the latter part of the second calendar quarter of 2012.

There have been no changes in the fund’s investment objectives or policies.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-TVOP2P-0312P

NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED MARCH 16, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED

OCTOBER 31, 2011

Joann Barry, CFA, and F. Rowe Michels, CFA, have been named portfolio managers of the fund, effective April 1, 2012.

Effective April 1, 2012, David Iben will no longer serve as portfolio manager of the fund. Mr. Iben will depart from Tradewinds Global Investors, LLC in the latter part of the second calendar quarter of 2012.

There have been no changes in the fund’s investment objectives or policies.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-TVPSAI-0312P